Significant Accounting Policies - Summary of Impacts of Adopting IFRS 16 on Consolidated Statement of Financial Position (Parenthetical) (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Lease liabilities	$ 3,915,521	$ 1,591,439	$ 1,362,362	$ 1,362,362
Right-of-use of assets	$ 3,541,147	$ 1,386,254
IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Lease liabilities			1,362,362
Right-of-use of assets			$ 1,176,744